New IFRS Standards	12 Months Ended
Dec. 31, 2022
New IFRS Standards
New IFRS Standards

5. New IFRS Standards

a) Adoption of New IFRS Standards

The standards, amendments and interpretations that are adopted up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company are disclosed below.

Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16). The amendments prohibit a company from deducting from the cost of property, plant and equipment revenues received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related costs in profit or loss. The company adopted the amendments prospectively on the effective date January 1, 2022, and there was no impact to the consolidated financial statements as a result of the initial application.

Onerous Contracts – Cost of Fulfilling a Contract

In May 2020, the IASB issued Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37). The amendments specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The company adopted the amendments prospectively on the effective date January 1, 2022, and there was no impact to the consolidated financial statements as a result of the initial application.

Fees in the “10 per cent” Test for Derecognition of Financial Liabilities

In May 2020, the IASB issued Fees in the “10 per cent” Test for Derecognition of Financial Liabilities (Amendment to IFRS 9). The amendment clarifies the fees a company includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. The company adopted the amendments prospectively on the effective date January 1, 2022, and there was no impact to the consolidated financial statements as a result of the initial application.

b) Recently Announced Accounting Pronouncements

The standards, amendments and interpretations that are issued, but not yet effective up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company are disclosed below. The company intends to adopt these standards, amendments and interpretations when they become effective.

Non-current Liabilities with Covenants

In October 2022, the IASB issued Non-current Liabilities with Covenants (Amendments to IAS 1). The amendments improved the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments are effective January 1, 2024, with early adoption permitted. The company does not anticipate any significant impact from these amendments on the consolidated financial statements as a result of the initial application.

Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued Lease Liability in a Sale and Leaseback (Amendments to IFRS 16). The amendments add subsequent measurement requirements for sale and leaseback transactions. The amendments are effective January 1, 2024, with early adoption permitted. The company does not currently have any sale and leaseback transactions and therefore does not anticipate any changes resulting from these amendments on the consolidated financial statements as a result of the initial application.